Finance Income (Tables)	12 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Schedule of finance income

	2023 £’000	2022 £’000	2021 £’000
Interest income on bank deposits	£3,502	£181	£84
Other interest income	393	7	20
Fair value movement of financial assets	2	7	17
Fair value movement of financial liabilities	12,247	—	—
Foreign exchange gain	—	9,942	—
Total	£16,144	£10,137	£121